Note 23 - Income Tax - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income tax expense using a combined statutory rate of 26.5% (2021 - 26.5%)	$ 76,732	$ (40,292)
Settlement of long-term incentive arrangement	0	125,061
Loss on disposal of operations	7,110	0
Permanent differences	2,686	2,592
Tax effect of flow through entities	(10,890)	(8,660)
Adjustments to tax liabilities for prior periods	(1,597)	869
Changes in liability for unrecognized tax benefits	1,617	(111)
Stock-based compensation	2,024	2,891
Foreign, state, and provincial tax rate differential	1,875	(3,532)
Change in valuation allowance	2,626	2,407
Acquisition related items	10,106	1,970
Withholding taxes and other	2,721	2,315
Income tax expense	$ 95,010	$ 85,510